SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Share capital
Disclosure of schedule of warrants outstanding.

	Exercise		December 31						December 31
Expiry date	price		2020		Exercised		Expired		2021
February 15, 2021	C$	2.35		7,782,994		(7,439,744)		(343,250)		—
July 8, 2021	C$	0.62		370,000		(370,000)		—		—
June 12,2022	C$	1.65		4,992,500		(250,000)		—		4,742,500
November 7, 2022	C$	1.40		3,000,000		—		—		3,000,000
December 18, 2026	C$	3.00		32,500,000		—		—		32,500,000
Total number of warrants				48,645,494		(8,059,744)		(343,250)		40,242,500

Weighted average exercise price			C$	2.64	C$	2.25	C$	2.35	C$	2.72

	Exercise		December 31						December 31
Expiry date	price		2019		Exercised		Expired		2020
February 15, 2021	C$	2.35		8,790,600		(1,007,606)		—		7,782,994
July 8, 2021	C$	0.62		570,000		(200,000)		—		370,000
June 12, 2022	C$	1.65		5,842,500		(850,000)		—		4,992,500
November 7, 2022	C$	1.40		3,000,000		—		—		3,000,000
December 18, 2026	C$	3.00		32,500,000		—		—		32,500,000
Total number of warrants				50,703,100		(2,057,606)		—		48,645,494

Weighted average exercise price			C$	2.61	C$	1.89	C$	—	C$	2.64